New standards	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
New standards [Text Block]
4.	New standards

New standards and interpretations not yet adopted

(a)	IFRS 9, Financial Instruments (“IFRS 9”)

Issued on July 24, 2014, IFRS 9 is the IASB’s replacement of IAS 39, Financial Instruments: Recognition and Measurement . The standard includes requirements for recognition and measurement, impairment, derecognition and general hedge accounting. The IASB completed its project to replace IAS 39 in phases, adding to the standard as it completed each phase. The version of IFRS 9 issued in 2014 supersedes all previous versions and is mandatorily effective for periods beginning on or after January 1, 2018 with early adoption permitted (subject to local endorsement requirements).

The Group is close to finalizing its determination of the effect of adoption of IFRS 9 on its consolidated financial statements; the following is noted;

-

Investments previously classified as Available for Sale (“AFS”) investments will no longer be measured at fair value through other comprehensive income (“FVTOCI”). Under IFRS 9, they will be measured at FVTPL. In addition, they are now called “Investments at fair value through profit or loss.” Retrospectively, the accumulated OCI reserve balance will be closed to retained earnings, resulting in an opening retained earnings adjustment. The change in fair value of the investments will be restated and recognized as finance income/expense retrospectively and going forward. A line item within finance income and expenses called “Mark-to-market adjustments for investments at fair value through profit or loss” will be utilized for changes in fair value of the investments. At current accumulated other OCI values, the restatement will cause an increase to previously reported earnings for the consolidated balance sheets of January 1, 2017 and December 31, 2017.

-

There is no longer a concept of impairment to such investments under IFRS 9, all impairments of AFS investments that had been recognized within the consolidated income statements will need to be restated and re-classified to the “Mark-to-market adjustments for investments at fair value through profit or loss” line item. There is no impact to earnings as a result of this.

-

The Joint venture receivable related to our Arizona Business Unit will be measured at FVTPL. This requires management to discount the receivable balance as of January 1, 2017, using a risk adjusted market participant discount rate. There will be no earnings impact on previously stated results from this adjustment.

-

The embedded derivatives within our provisionally priced sales receivables are no longer permitted to be bi-furcated from the accounts receivable recorded; therefore, both will be presented together on the financial statements, and provisionally priced sales receivables will be recorded at FVTPL. There is no impact to the financial statements as a result of this adjustment.

-	An expected credit loss model will be used to impair any financial assets measured at amortized cost when material. No material impacts are expected to be noted.

The standard will be applied retrospectively restating prior period comparatives as of January 1, 2018.

(b)	IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)

In May 2014, the IASB issued IFRS 15 which is effective for periods beginning on or after January 1, 2018 and is to be applied retrospectively. IFRS 15 clarifies the principles for recognizing revenue from contracts with customers. IFRS 15 will also result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (i.e. service revenue and contract modifications) and improve guidance for multiple-element arrangements.

The Group is close to finalizing its determination of the effect of adoption of IFRS 15 on its consolidated financial statements; the following is noted:

Metal revenue not subject to precious metals stream contracts

-	The group does not expect differences pertaining to the timing or the amount of revenue recognition for either concentrate (copper, zinc, molybdenum) or finished zinc sales.
-

Within sales contracts with customers, separate performance obligations may arise pertaining to the shipping of goods sold. Where significant, costs and the revenue allocated to this separate performance obligation are recognized over the period of time the goods sold are shipped, on a gross basis. No material impacts are expected as a result of separate performance obligations.

-

The Group will disclose revenue generated from changes in mark-to-market of its provisionally priced sales separately from contract metal sales to customers. This will create differences in revenue by metal type as reported previously due to fair value adjustments subsequent to initial provisional invoicing being reported on a separate line.

Metal revenue subject to precious metal stream contracts

-

Since the stream deposits were received in advance of the Group's performance of its obligation, there is an inherent financing component in the transaction.  The Group’s deferred revenue balance associated with stream transactions will be adjusted to reflect a change in drawdown rates due to the recognition of a significant financing component on existing streaming transactions.

-

The Group has preliminarily determined that the stream contracts are within the scope of IFRS 15 variable consideration guidance. As such, the deferred revenue drawdown rate requires the use of certain resources in the calculation that are beyond proven and probable reserves which management is reasonably confident are transferable to reserves. With this approach, it is highly probable that changes in subsequent reserve and resource estimates will not result in a significant revenue reversal of previously recognized revenue. The impact of this expected adjustment is to lower the deferred revenue drawdown rate compared to previously reported rates.

-

As a result of the above expected changes to the accounting for stream contracts, it is expected that adjustments to previously reported periods will cause a material net increase to previously reported precious metals revenues and finance expenses as well as increases to the carrying value of the deferred revenue deposit.

The standard will be applied using the full retrospective approach as of January 1, 2018 and 2017 comparative information.

(c)	IFRS 16, Leases (“IFRS 16”)

In January 2016, the IASB issued this standard which is effective for periods beginning on or after January 1, 2019, which replaces the current guidance in IAS 17, Leases (“IAS 17”), and is to be applied either retrospectively or using a modified retrospective approach. Early adoption is permitted, but only in conjunction with IFRS 15, Revenue from Contracts with Customers. The Group will adopt the standard when it becomes effective. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 now requires lessees to recognize a lease liability reflective of future lease payments and a “right-of-use asset” for virtually all lease contracts. The Group has not yet determined the effect of adoption of IFRS 16 on its consolidated financial statements.